OTHER DEFERRED LIABILITIES - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2017 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	$ 13,472
Amount representing implicit interest at 15.28%	(6,581)
Total lease obligation at December 31, 2017	6,891
2018
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	2,138
2019
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	1,317
2020
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	1,240
2021
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	1,164
2022
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	1,088
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	$ 6,525